UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund
July 31, 2015 (Unaudited)

Shares	Security Description	Value

Common Stocks-104.4%

Asia-35.6%

China-6.4%
2,638,840	CapitaLand Retail China Trust	$3,058,465
1,800,000	China Overseas Land & Investment, Ltd.	5,665,416
3,668,367	China Resources Land, Ltd.	10,315,700
4,000,000	China State Construction International Holdings, Ltd.	6,232,989
614,335	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	4,481,334
2,400,000	Longfor Properties Co., Ltd.	3,417,824
1,500,000	Shimao Property Holdings, Ltd.	2,693,394
6,000,000	Sunac China Holdings, Ltd.	5,363,570
		41,228,692

Hong Kong-2.4%
700,000	Cheung Kong Property Holdings, Ltd. (b)	5,833,107
212,000	CK Hutchison Holdings, Ltd.	3,147,608
400,000	Sun Hung Kai Properties, Ltd.	6,145,273
		15,125,988

India-2.2%
3,373,128	DB Realty, Ltd. (b)	3,243,281
2,000,000	DLF, Ltd.	3,585,566
1,999,368	Hirco PLC (b)(c)(d)	31,223
744,090	Kolte-Patil Developers, Ltd.	2,233,957
986,423	Prestige Estates Projects, Ltd.	3,384,578
345,993	Sobha, Ltd.	1,888,661
		14,367,266

Japan-16.8%
60,000	Daito Trust Construction Co., Ltd.	6,339,614
4,007	GLP J-REIT	3,857,144
750,309	Hulic Co., Ltd.	7,428,322
3,000	Hulic REIT, Inc.	3,967,402
2,500,000	Ichigo, Inc.	6,172,590
21,616	Invincible Investment Corp.	11,511,324
2,316	Japan Logistics Fund, Inc.	4,363,465
1,350	Kenedix Office Investment Corp.	6,252,471
642	Kenedix Retail REIT Corp.	1,431,271
3,603,769	Kenedix, Inc.	14,102,779
450,000	Mitsubishi Estate Co., Ltd.	10,003,228
628,621	Mitsui Fudosan Co., Ltd.	17,897,198
300,000	Sekisui House, Ltd.	4,462,420
300,000	Sumitomo Realty & Development Co., Ltd.	10,527,293
		108,316,521

Philippines-1.0%
13,950,625	SM Prime Holdings, Inc.	6,542,930

Singapore-2.8%
3,478,904	ARA Asset Management, Ltd.	4,323,746
7,017,100	Banyan Tree Holdings, Ltd.	2,531,957
6,594,924	Global Logistic Properties, Ltd.	11,056,839
		17,912,542

Thailand-1.0%
4,710,000	Central Pattana PCL	6,314,300

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund
July 31, 2015 (Unaudited)

United Arab Emirates-3.0%
6,267,537	DAMAC Properties Dubai Co. PJSC (b)	5,290,141
2,701,461	Emaar Malls Group PJSC (b)	2,390,511
5,300,000	Emaar Properties PJSC	11,400,177
		19,080,829
	Total Asia (Cost $213,887,378)	228,889,068

Australia-1.2%

Australia-1.2%
1,000,000	Goodman Group	4,780,412
2,250,000	Mirvac Group	3,108,364
		7,888,776
	Total Australia (Cost $6,491,637)	7,888,776

Europe-29.5%

Austria-0.0% (e)
101,270	Immofinanz AG (b)	248,354

France-4.0%
100,273	Kaufman & Broad SA	3,180,407
110,000	Klepierre	5,006,870
260,219	Nexity SA	11,474,295
3,000	Unibail-Rodamco SE	798,318
21,000	Unibail-Rodamco SE	5,588,228
		26,048,118

Germany-3.2%
400,000	ADO Properties SA (b)	8,588,320
183,669	Deutsche Annington Immobilien SE	5,728,694
351,775	TLG Immobilien AG	6,295,363
		20,612,377

Ireland-4.6%
2,413,570	Dalata Hotel Group PLC (b)	11,079,945
8,682,573	Green REIT PLC	14,589,531
2,955,000	Irish Residential Properties REIT PLC	3,683,450
		29,352,926

Norway-2.0%
1,385,923	Entra ASA (a)	12,597,835

Spain-4.1%
512,973	Hispania Activos Inmobiliarios SAU (b)	7,830,883
756,251	Lar Espana Real Estate Socimi SA	7,433,450
1,000,000	Merlin Properties Socimi SA (b)	10,959,443
		26,223,776

Sweden-1.4%
349,945	JM AB	9,269,126

Turkey-0.5%
3,500,000	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,283,895

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund
July 31, 2015 (Unaudited)

United Kingdom-9.7%
674,547	Great Portland Estates PLC	8,769,612
264,212	Kennedy Wilson Europe Real Estate PLC	4,724,349
450,000	Land Securities Group PLC	9,121,603
2,124,322	Londonmetric Property PLC	5,367,633
3,210,000	LXB Retail Properties PLC	4,248,432
5,001,768	Regus PLC	21,933,331
600,000	The British Land Co. PLC	7,880,090
		62,045,050
	Total Europe (Cost $162,565,333)	189,681,457

North & South America-38.1%

Brazil-1.5%
326,928	BR Properties SA	1,083,729
440,310	Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,260,251
1,595,723	Direcional Engenharia SA	1,756,999
1,100,000	JHSF Participacoes SA	629,682
225,000	Multiplan Empreendimentos Imobiliarios SA	3,065,538
208,240	Sao Carlos Empreendimentos e Participacoes SA	1,748,536
		9,544,735

Chile-0.8%
2,831,188	Parque Arauco SA	5,218,927

Mexico-4.6%
4,326,924	Concentradora Fibra Hotelera Mexicana SA de CV	4,675,360
3,807,723	Corp. Inmobiliaria Vesta SAB de CV	6,404,301
3,000,979	Fibra Uno Administracion SA de CV	7,209,800
8,250,000	Grupo GICSA SA de CV (b)	8,089,992
1,600,001	Prologis Property Mexico SA de CV (b)	2,700,017
		29,079,470

United States-31.2%
150,034	Altisource Residential Corp. (f)	2,469,560
270,000	American Capital Mortgage Investment Corp. (f)	4,357,800
50,000	AvalonBay Communities, Inc. (f)	8,617,000
70,000	Boston Properties, Inc. (f)	8,629,600
1,200,507	Colony Capital, Inc.-Class A (f)	27,275,519
550,000	DR Horton, Inc. (f)	16,329,500
267,464	Extended Stay America, Inc. (f)	5,081,816
259,091	Hilton Worldwide Holdings, Inc.	6,956,593
90,000	Kilroy Realty Corp. (f)	6,376,500
401,316	La Quinta Holdings, Inc. (b)(f)	8,515,926
180,000	Lennar Corp.-Class A (f)	9,547,200
93,707	LGI Homes, Inc. (b)	1,831,035
130,872	NorthStar Asset Management Group, Inc. (f)	2,397,575
500,872	NorthStar Realty Finance Corp. (f)	8,013,952
100,891	Paramount Group, Inc. (f)	1,802,922
145,742	Simon Property Group, Inc. (f)	27,285,817
80,000	Starwood Hotels & Resorts Worldwide, Inc. (f)	6,356,800
750,944	Starwood Property Trust, Inc. (f)	16,340,541
100,000	Taylor Morrison Home Corp.-Class A (b)	1,925,000
50,000	The Howard Hughes Corp. (b)(f)	6,798,000
1,596,931	Two Harbors Investment Corp. (f)	16,320,635
51,900	VEREIT, Inc.	454,644
274,780	WCI Communities, Inc. (b)(f)	6,935,447
		200,619,382
	Total North & South America (Cost $217,817,530)	244,462,514
	Total Common Stocks (Cost $600,761,878)	670,921,815

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Premier Properties Fund
July 31, 2015 (Unaudited)

Equity-Linked Structured Notes-1.4%

India-1.4%
540,534	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	4,063,813
850,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	4,878,490
		8,942,303
	Total Equity-Linked Structured Notes (Cost $7,640,484)	8,942,303

Rights-0.4%

Spain-0.4%
756,251	Lar Espana Real Estate Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 6.76 (b)	921,914
1,050,000	Merlin Properties Socimi SA Expiration: August 06, 2015 Exercise Price: EUR 8.00 (b)	1,499,112
		2,421,026
	Total Rights (Cost $0)	2,421,026

Warrants-0.5%

United Kingdom-0.5%
1,200,000	Merill Lynch International (b)	3,643,019
	Total Warrants (Cost $3,554,778)	3,643,019

Total Investments (Cost $611,957,140)-106.7%		685,928,163

Liabilities in Excess of Other Assets-(6.7)%		(43,150,711)

TOTAL NET ASSETS 100.0%		$642,777,452

Percentages are stated as a percent of net assets.
(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.7% of the Fund’s net assets.
(b) Non-income producing security.
(c) Illiquid security.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.
(e) Amount is less than 0.05%.
(f) All or a portion of the security has been designated as collateral for the line of credit.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
PCL-Public Company Limited
PJSC-Public Joint Stock Company
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAU-Sociedad Anonima Unipersonal
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

The accompanying notes are an integral part of these financial statements.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio Investments

July 31, 2015 (Unaudited)

1. Organization:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on February 13, 2007, and had no operating history prior to April 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. These investments are categorized as Level 2 of the fair value hierarchy. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

As of July 31, 2015, the Fund held a security that was fair valued, which comprised 0.0% of the Fund’s net assets.

Fair Value Measurement:

In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1	-	Unadjusted quoted prices in active markets/exchanges for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under GAAP.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of July 31, 2015:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Diversified	$163,836,322	$—	$—	$163,836,322
Financials	85,118,595	—	—	85,118,595
Industrials	29,305,034	—	—	29,305,034
Lodging	45,198,397	—	—	45,198,397
Mortgage/Finance	8,013,952	—	—	8,013,952
Office	93,312,543	—	—	93,312,543
Other	10,090,133	—	—	10,090,133
Residential	154,529,186	—	31,223	154,560,409
Retail	75,172,130	6,314,300	—	81,486,430
Equity-Linked Structured Notes	—	8,942,303	—	8,942,303
Rights	—	2,421,026	—	2,421,026
Warrants	—	3,643,019	—	3,643,019
Total	$664,576,292	$21,320,648	$31,223	$685,928,163

	Valuation Inputs

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$211,153	$—	$211,153
Liabilities
Forward Currency Contracts	—	(427,124)	—	(427,124)
Total	$—	$(215,971)	$—	$(215,971)

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2014	$127,936
Realized gain (loss)	-
Change in net unrealized depreciation	(96,713)
Purchases	-
Sales	-
Transfers in to Level 3**	-
Transfers out of Level 3**	-
Balance as of July 31, 2015	$31,223
Change in net unrealized depreciation on Level 3 holdings held at period end	$(96,713)

* Statement of Operations Location: Change in net unrealized appreciation/(depreciation) on investments.

** The Fund recognizes transfers as of the beginning of the period.

For the period ended July 31, 2015, there were no transfers between Level 1, Level 2 and Level 3. The Fund recognizes transfers as of the beginning of the period.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of July 31, 2015, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
$611,957,140	$129,434,292	$(55,463,269)	$73,971,023

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

On July 5, 2011, the Fund, acting in accordance with an exemptive order received from the SEC and with approval of the Board, adopted a level distribution policy under which the Fund intends to make regular monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share. With this policy, the Fund can now include long-term capital gains in its distribution as frequently as twelve times a year. The Board views approval of this policy as a potential means of further supporting the market price of the Fund through the payment of a steady and predictable level of cash distributions to shareholders.

The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax- free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

The current monthly distribution rate is $0.05 per share. The Board continues to evaluate its monthly distribution policy in the light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

D. Foreign Currency Translation Transactions:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure, to or economically hedge against, changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward contracts were held as of July 31, 2015:

Global Premier Properties Fund

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Euro	State Street Bank and Trust Company	09/16/15	40,000,000	EUR	$43,527,440	$43,954,564	$(427,124)
British Pound	State Street Bank and Trust Company	12/16/15	19,100,000	GBP	29,937,340	29,802,567	134,773
Japanese Yen	State Street Bank and Trust Company	12/16/15	8,520,000,000	JPY	68,977,801	68,901,421	76,380
						$142,658,552	$(215,971)

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 25, 2015

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 25, 2015